Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	PUTNAM INVESTORS FUND
Central Index Key	0000081269
Amendment Flag	false
Document Creation Date	Nov 26, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Nov 30, 2012

PUTNAM INVESTORS FUND
Fund summary
Goal
Putnam Investors Fund seeks long-term growth of capital and any increased income that results from this growth.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM INVESTORS FUND	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM INVESTORS FUND	Class A		Class B		Class C		Class M		Class R		Class R5		Class R6		Class Y
Management fees	0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%		0.57%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.37%	[1]	0.37%	[1]	0.37%	[1]	0.37%	[1]	0.37%	[1]	0.20%	[2]	0.10%	[2]	0.37%	[1]
Total annual fund operating expenses	1.19%		1.94%		1.94%		1.69%		1.44%		0.77%		0.67%		0.94%
[1]	Restated to reflect current fees.
[2]	Other expenses shown for class R5 and class R6 shares have been annualized.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example PUTNAM INVESTORS FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	689	697	297	516	147	79	68	96
3 years	931	909	609	864	456	246	214	300
5 years	1,192	1,247	1,047	1,236	787	428	373	520
10 years	1,935	2,070	2,264	2,278	1,724	954	835	1,155

Expense Example, No Redemption PUTNAM INVESTORS FUND (USD $)	Class B	Class C
1 year	197	197
3 years	609	609
5 years	1,047	1,047
10 years	2,070	2,264

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 49%.

Investments
We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	16.26%
Best calendar quarter Q2 2009	18.45%
Worst calendar quarter Q4 2008	-22.08%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns PUTNAM INVESTORS FUND	1 year	5 years	10 years	Inception Date
Class A	(5.92%)	(4.41%)	0.82%
Class A after taxes on distributions	(6.06%)	(4.51%)	0.74%
Class A after taxes on distributions and sale of fund shares	(3.66%)	(3.70%)	0.69%
Class B	(5.85%)	(4.39%)	0.64%
Class C	(1.98%)	(4.01%)	0.65%
Class M	(4.14%)	(4.43%)	0.54%
Class R	(0.38%)	(3.52%)	1.17%
Class R5	0.10%	(3.04%)	1.66%	Jul 2, 2012
Class R6	0.10%	(3.04%)	1.66%	Jul 2, 2012
Class Y	0.10%	(3.04%)	1.66%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTORS FUND
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
PUTNAM INVESTORS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Investors Fund seeks long-term growth of capital and any increased income that results from this growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	16.26%
Best calendar quarter Q2 2009	18.45%
Worst calendar quarter Q4 2008	-22.08%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calender quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calender quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

PUTNAM INVESTORS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	931
5 years	rr_ExpenseExampleYear05	1,192
10 years	rr_ExpenseExampleYear10	1,935
2002	rr_AnnualReturn2002	(23.81%)
2003	rr_AnnualReturn2003	27.62%
2004	rr_AnnualReturn2004	12.76%
2005	rr_AnnualReturn2005	8.81%
2006	rr_AnnualReturn2006	13.89%
2007	rr_AnnualReturn2007	(5.06%)
2008	rr_AnnualReturn2008	(40.30%)
2009	rr_AnnualReturn2009	31.17%
2010	rr_AnnualReturn2010	14.06%
2011	rr_AnnualReturn2011	(0.17%)
1 year	rr_AverageAnnualReturnYear01	(5.92%)
5 years	rr_AverageAnnualReturnYear05	(4.41%)
10 years	rr_AverageAnnualReturnYear10	0.82%
PUTNAM INVESTORS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
1 year	rr_ExpenseExampleYear01	697
3 years	rr_ExpenseExampleYear03	909
5 years	rr_ExpenseExampleYear05	1,247
10 years	rr_ExpenseExampleYear10	2,070
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 years	rr_ExpenseExampleNoRedemptionYear10	2,070
1 year	rr_AverageAnnualReturnYear01	(5.85%)
5 years	rr_AverageAnnualReturnYear05	(4.39%)
10 years	rr_AverageAnnualReturnYear10	0.64%
PUTNAM INVESTORS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	609
5 years	rr_ExpenseExampleYear05	1,047
10 years	rr_ExpenseExampleYear10	2,264
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 year	rr_AverageAnnualReturnYear01	(1.98%)
5 years	rr_AverageAnnualReturnYear05	(4.01%)
10 years	rr_AverageAnnualReturnYear10	0.65%
PUTNAM INVESTORS FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
1 year	rr_ExpenseExampleYear01	516
3 years	rr_ExpenseExampleYear03	864
5 years	rr_ExpenseExampleYear05	1,236
10 years	rr_ExpenseExampleYear10	2,278
1 year	rr_AverageAnnualReturnYear01	(4.14%)
5 years	rr_AverageAnnualReturnYear05	(4.43%)
10 years	rr_AverageAnnualReturnYear10	0.54%
PUTNAM INVESTORS FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	456
5 years	rr_ExpenseExampleYear05	787
10 years	rr_ExpenseExampleYear10	1,724
1 year	rr_AverageAnnualReturnYear01	(0.38%)
5 years	rr_AverageAnnualReturnYear05	(3.52%)
10 years	rr_AverageAnnualReturnYear10	1.17%
PUTNAM INVESTORS FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	(3.04%)
10 years	rr_AverageAnnualReturnYear10	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2012
PUTNAM INVESTORS FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.10%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	(3.04%)
10 years	rr_AverageAnnualReturnYear10	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2012
PUTNAM INVESTORS FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	(3.04%)
10 years	rr_AverageAnnualReturnYear10	1.66%
PUTNAM INVESTORS FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.06%)
5 years	rr_AverageAnnualReturnYear05	(4.51%)
10 years	rr_AverageAnnualReturnYear10	0.74%
PUTNAM INVESTORS FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.66%)
5 years	rr_AverageAnnualReturnYear05	(3.70%)
10 years	rr_AverageAnnualReturnYear10	0.69%
PUTNAM INVESTORS FUND | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Restated to reflect current fees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Other expenses shown for class R5 and class R6 shares have been annualized.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTORS FUND
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 26, 2012